Change in Presentation of Expenditures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Change In Presentation Of Expenditures [Abstract]
Summary of Impact of Change In Presentation of Expenditures	The following is a summary of the impacts to the consolidated statement net loss and comprehensive loss for the year ended December 31, 2019:

Consolidated Statement of Net Loss and Comprehensive Loss	December 31, 2019 (As previously reported)	Functional presentation reclassifications	December 31, 2019 (As reclassified)
Costs of sales	$(685,963)	$685,963	$—
Procurement expense	—	(1,169,583)	(1,169,583)
Fulfilment expense	—	(170,617)	(170,617)
Advertising and promotion	(43,571)	43,571	—
Bank charges	(4,895)	4,895	—
Bad debt expense	(7,734)	7,734	—
Depreciation	(161,583)	161,583	—
Insurance	(8,081)	8,081	—
Meals and entertainment	(12,426)	12,426	—
Office and administration	(118,176)	118,176	—
Professional fees	(976,768)	976,768	—
Rent	(46,815)	46,815	—
Repairs and maintenance	(35,132)	35,132	—
Research and development	(106,021)	106,021	—
Selling costs	(98,138)	98,138	—
Share-based compensation	(200,933)	200,933	—
Small tools and supplies	(87,708)	87,708	—
Telephone and utilities	(15,365)	15,365	—
Travel	(87,005)	87,005	—
Wages and benefits	(460,354)	460,354	—
General and administrative expense	—	(1,622,541)	(1,622,541)
Marketing and investor relations expense	—	(64,445)	(64,445)
Research and development expense	—	(125,680)	(125,680)
Financing expense	(173,268)	—	(173,268)
Other expense	(11,405)	(3,802)	(15,207)